GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Schedule of changes in carrying amounts of goodwill and accumulated impairment losses

	Ador Inc	Ezbuy	Total
Balance at January 1, 2019
Goodwill	$690	$27,479	$28,169
Accumulated impairment loss	—	—	—
	$690	$27,479	$28,169
Effect of exchange rate changes on goodwill	—	(247)	(247)
Impairment loss	—	—	—
Balance at December 31, 2019
Goodwill	$690	$27,232	$27,922
Accumulated impairment loss	—	—	—
	$690	$27,232	$27,922
Effect of exchange rate changes on goodwill	—	1,823	1,823
Impairment loss	—	—	—
Balance at December 31, 2020
Goodwill	$690	$29,055	$29,745
Accumulated impairment loss	—	—	—
	$690	$29,055	$29,745